Goodwill and Intangibles - Schedule of Changes in Carrying Amount of Goodwill (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Intangible Liability Disclosure [Abstract]
Beginning balance	$ 28,834
Adjustments to goodwill	941
Ending balance	$ 29,775